UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3010

Fidelity Advisor Series VII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Advisor Biotechnology Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2010

1.800321.106

AFBT-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.4%
	Shares	Value
BIOTECHNOLOGY - 92.8%
Biotechnology - 92.8%
Abraxis BioScience, Inc. (a)	7,909	$ 395,213
Acadia Pharmaceuticals, Inc. (a)	10,074	16,723
Acorda Therapeutics, Inc. (a)	80,016	3,100,620
Affymax, Inc. (a)	15,106	360,127
Alexion Pharmaceuticals, Inc. (a)	66,408	3,644,471
Alimera Sciences, Inc. (a)	13,300	145,768
Alkermes, Inc. (a)	35,861	469,779
Allos Therapeutics, Inc. (a)(d)	131,730	1,040,667
Alnylam Pharmaceuticals, Inc. (a)(d)	13,498	228,926
AMAG Pharmaceuticals, Inc. (a)(d)	14,400	491,760
Amgen, Inc. (a)	175,075	10,042,299
Amylin Pharmaceuticals, Inc. (a)(d)	37,784	779,862
Antigenics, Inc. (a)	26,000	30,420
Antigenics, Inc. warrants 1/9/18 (a)(e)	452,000	430,666
Arena Pharmaceuticals, Inc. (a)	9,520	30,940
ARIAD Pharmaceuticals, Inc. (a)(d)	73,700	259,424
ArQule, Inc. (a)	25,366	161,581
AVEO Pharmaceuticals, Inc.	2,400	22,704
Biogen Idec, Inc. (a)	37,426	1,992,935
BioMarin Pharmaceutical, Inc. (a)	64,966	1,518,255
Celera Corp. (a)	8,000	59,760
Celgene Corp. (a)	10,215	632,819
Cephalon, Inc. (a)	35,994	2,310,815
Cepheid, Inc. (a)	23,700	473,763
Clinical Data, Inc. (a)	19,584	365,829
Cubist Pharmaceuticals, Inc. (a)	1,192	26,725
Dendreon Corp. (a)(d)	42,700	2,315,194
Enzon Pharmaceuticals, Inc. (a)(d)	4,800	50,784
Exelixis, Inc. (a)	46,032	266,065
Genomic Health, Inc. (a)	1,100	17,622
Genzyme Corp. (a)	43,132	2,296,348
Gilead Sciences, Inc. (a)	164,102	6,509,926
Halozyme Therapeutics, Inc. (a)	30,000	255,600
Human Genome Sciences, Inc. (a)	53,508	1,481,637
Idenix Pharmaceuticals, Inc. (a)	25,669	118,591
ImmunoGen, Inc. (a)(d)	3,300	32,703
Incyte Corp. (a)(d)	64,295	862,839
Inhibitex, Inc. (a)	15,200	37,392
InterMune, Inc. (a)	32,617	1,388,180
Ironwood Pharmaceuticals, Inc. Class A	4,900	63,308
Isis Pharmaceuticals, Inc. (a)	34,700	373,025
Lexicon Pharmaceuticals, Inc. (a)	449,573	723,813
Ligand Pharmaceuticals, Inc. Class B (a)	12,700	23,368
Martek Biosciences (a)	1,900	41,857
Micromet, Inc. (a)(d)	13,900	105,918
Momenta Pharmaceuticals, Inc. (a)(d)	25,029	347,403
Myriad Genetics, Inc. (a)	15,724	377,533

	Shares	Value
Myriad Pharmaceuticals, Inc. (a)	302	$ 1,483
Neurocrine Biosciences, Inc. (a)	69,700	223,737
NPS Pharmaceuticals, Inc. (a)	60,700	423,079
ONYX Pharmaceuticals, Inc. (a)	23,548	679,831
OREXIGEN Therapeutics, Inc. (a)	8,400	56,952
OSI Pharmaceuticals, Inc. (a)	9,602	563,349
PDL BioPharma, Inc.	164,088	954,992
Pharmasset, Inc. (a)	84,842	2,748,881
Progenics Pharmaceuticals, Inc. (a)	3,200	20,608
Regeneron Pharmaceuticals, Inc. (a)	17,649	450,579
Rigel Pharmaceuticals, Inc. (a)	31,177	242,245
Sangamo Biosciences, Inc. (a)(d)	3,798	23,396
Savient Pharmaceuticals, Inc. (a)(d)	17,955	260,348
Seattle Genetics, Inc. (a)	23,421	295,105
SIGA Technologies, Inc. (a)(d)	20,912	143,665
Theratechnologies, Inc. (a)	31,800	157,717
Theravance, Inc. (a)	11,072	185,677
United Therapeutics Corp. (a)	30,104	1,712,617
Vertex Pharmaceuticals, Inc. (a)	55,704	2,159,644
ZIOPHARM Oncology, Inc. (a)	15,800	93,536
Zymogenetics, Inc. (a)	3,595	21,354
		58,140,752
HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
Health Care Equipment - 0.0%
Alsius Corp. (a)	14,200	582
Aradigm Corp. (a)	21,800	2,790
		3,372
Health Care Supplies - 0.3%
Quidel Corp. (a)	11,170	164,646
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		168,018
PHARMACEUTICALS - 7.3%
Pharmaceuticals - 7.3%
Adolor Corp. (a)	23,099	45,043
Akorn, Inc. (a)	32,179	67,576
Alexza Pharmaceuticals, Inc. (a)	6,581	21,981
Ardea Biosciences, Inc. (a)	3,300	83,820
Auxilium Pharmaceuticals, Inc. (a)(d)	52,758	1,878,185
AVANIR Pharmaceuticals Class A (a)(d)	42,900	138,138
Biodel, Inc. (a)(d)	95,569	430,061
Cadence Pharmaceuticals, Inc. (a)(d)	12,900	126,420
Elan Corp. PLC sponsored ADR (a)	72,250	485,520
Inspire Pharmaceuticals, Inc. (a)	13,070	89,530
Jazz Pharmaceuticals, Inc. (a)	4,435	44,971
Optimer Pharmaceuticals, Inc. (a)	56,388	694,136
ViroPharma, Inc. (a)	30,788	391,623
XenoPort, Inc. (a)	9,900	102,960
		4,599,964
TOTAL COMMON STOCKS (Cost $53,527,951)		62,908,734
Money Market Funds - 7.6%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (b)	213,305	$ 213,305
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	4,575,740	4,575,740
TOTAL MONEY MARKET FUNDS (Cost $4,789,045)		4,789,045
TOTAL INVESTMENT PORTFOLIO - 108.0% (Cost $58,316,996)	67,697,779
NET OTHER ASSETS - (8.0)%	(5,011,500)
NET ASSETS - 100%	$ 62,686,279
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $430,666 or 0.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Antigenics, Inc. warrants 1/9/18	1/9/08	$ 563,722
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 710
Fidelity Securities Lending Cash Central Fund	30,861
Total	$ 31,571
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 62,908,734	$ 62,478,068	$ 430,666	$ -
Money Market Funds	4,789,045	4,789,045	-	-
Total Investments in Securities:	$ 67,697,779	$ 67,267,113	$ 430,666	$ -
Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $59,264,640. Net unrealized appreciation aggregated $8,433,139, of which $12,472,147 related to appreciated investment securities and $4,039,008 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Communications Equipment Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2010

1.800324.106

AFDC-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 78.2%
Communications Equipment - 78.2%
Acme Packet, Inc. (a)	25,940	$ 678,072
ADC Telecommunications, Inc. (a)	27,900	223,479
Adtran, Inc.	16,383	438,573
ADVA AG Optical Networking (a)	15,658	87,340
Alcatel-Lucent SA sponsored ADR (a)	32,300	102,391
Arris Group, Inc. (a)	2,571	31,598
Aruba Networks, Inc. (a)	4,951	62,185
Aviat Networks, Inc. (a)	5,667	36,836
BigBand Networks, Inc. (a)	10,500	34,650
Blue Coat Systems, Inc. (a)	8,400	273,252
Brocade Communications Systems, Inc. (a)	5,309	34,455
BYD Electronic International Co. Ltd. (a)	24,000	17,076
Ceragon Networks Ltd. (a)	7,300	73,365
Ciena Corp. (a)	3,059	56,561
Cisco Systems, Inc. (a)	80,569	2,168,915
CommScope, Inc. (a)	10,998	358,315
Comverse Technology, Inc. (a)	3,806	34,939
Digi International, Inc. (a)	2,700	28,917
DragonWave, Inc. (a)	8,400	71,502
EchoStar Holding Corp. Class A (a)	2,120	40,725
EMCORE Corp. (a)	4,600	6,164
Emulex Corp. (a)	16,000	188,000
Extreme Networks, Inc. (a)	15,600	51,948
F5 Networks, Inc. (a)	7,030	481,063
Finisar Corp. (a)	8,312	124,348
Harmonic, Inc. (a)	34,700	237,348
Harris Corp.	6,800	350,064
Infinera Corp. (a)	2,300	21,045
Ixia (a)	4,000	41,000
JDS Uniphase Corp. (a)	23,813	309,331
Juniper Networks, Inc. (a)	28,814	818,606
Motorola, Inc. (a)	291	2,057
Oclaro, Inc. (a)	6,897	105,731
Oplink Communications, Inc. (a)	3,274	49,470
Opnext, Inc. (a)	15,501	36,427
Polycom, Inc. (a)	21,000	683,550
QUALCOMM, Inc.	33,320	1,290,817
Research In Motion Ltd. (a)	18,700	1,331,253
Riverbed Technology, Inc. (a)	9,879	306,150
Sandvine Corp. (a)	8,930	19,772
Sandvine Corp. (U.K.) (a)	56,400	125,933
ShoreTel, Inc. (a)	13,604	89,106
Sierra Wireless, Inc. (a)	9,200	74,509
Sonus Networks, Inc. (a)	15,367	39,801
Tekelec (a)	4,500	81,585
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	96,900	1,114,350
Tellabs, Inc.	45,967	417,380
ZTE Corp. (H Shares)	1,650	5,911
		13,255,865

	Shares	Value
COMPUTERS & PERIPHERALS - 2.8%
Computer Hardware - 2.6%
Apple, Inc. (a)	1,300	$ 339,456
Compal Electronics, Inc.	28	39
HTC Corp.	7,000	93,837
		433,332
Computer Storage & Peripherals - 0.2%
Novatel Wireless, Inc. (a)	4,698	32,181
TOTAL COMPUTERS & PERIPHERALS		465,513
DIVERSIFIED FINANCIAL SERVICES - 0.1%
Other Diversified Financial Services - 0.1%
Amadeus IT Holding SA Class A (a)	700	11,130
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
A123 Systems, Inc.	100	1,246
General Cable Corp. (a)	800	22,856
		24,102
ELECTRONIC EQUIPMENT & COMPONENTS - 3.3%
Electronic Components - 0.6%
BYD Co. Ltd. (H Shares) (a)	3,500	31,076
Prime View International Co. Ltd. (a)	16,000	30,933
Universal Display Corp. (a)	2,800	37,380
		99,389
Electronic Manufacturing Services - 2.7%
Benchmark Electronics, Inc. (a)	1,900	41,116
Flextronics International Ltd. (a)	4,000	31,000
Foxconn International Holdings Ltd. (a)	2,000	1,795
Plexus Corp.	1,000	37,050
SMART Modular Technologies (WWH), Inc. (a)	4,416	31,000
Trimble Navigation Ltd. (a)	9,719	317,908
		459,869
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		559,258
INTERNET SOFTWARE & SERVICES - 3.0%
Internet Software & Services - 3.0%
Akamai Technologies, Inc. (a)	4,900	190,267
Equinix, Inc. (a)	300	30,195
NetEase.com, Inc. sponsored ADR (a)	200	6,974
Rackspace Hosting, Inc. (a)	3,000	53,850
Sina Corp. (a)	900	33,030
Tencent Holdings Ltd.	4,100	84,788
VeriSign, Inc. (a)	4,100	111,807
		510,911
IT SERVICES - 0.1%
Data Processing & Outsourced Services - 0.1%
NeuStar, Inc. Class A (a)	700	17,129
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
IT Consulting & Other Services - 0.0%
Yucheng Technologies Ltd. (a)	1,200	$ 4,584
TOTAL IT SERVICES		21,713
MEDIA - 0.4%
Advertising - 0.1%
VisionChina Media, Inc. ADR (a)	4,700	20,163
Cable & Satellite - 0.3%
Virgin Media, Inc.	3,050	53,650
TOTAL MEDIA		73,813
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.7%
Semiconductor Equipment - 0.4%
Tessera Technologies, Inc. (a)	2,900	58,812
Semiconductors - 5.3%
Actel Corp. (a)	451	7,000
Altera Corp.	1,200	30,432
Applied Micro Circuits Corp. (a)	2,758	31,110
ARM Holdings PLC sponsored ADR	1,600	18,288
Avago Technologies Ltd.	3,500	71,820
Cavium Networks, Inc. (a)	6,254	172,673
Ceva, Inc. (a)	2,900	35,496
Conexant Systems, Inc. (a)	1,280	3,904
CSR PLC (a)	2,483	16,238
Exar Corp. (a)	143	1,057
Hittite Microwave Corp. (a)	2,300	117,944
Ikanos Communications, Inc. (a)	3,985	11,278
Infineon Technologies AG (a)	2,376	16,632
Lattice Semiconductor Corp. (a)	6,700	35,309
LSI Corp. (a)	2,300	13,846
Microsemi Corp. (a)	449	7,435
Netlogic Microsystems, Inc. (a)	3,032	94,507
Omnivision Technologies, Inc. (a)	1,000	17,560
ON Semiconductor Corp. (a)	7,285	57,843
Pericom Semiconductor Corp. (a)	1,700	19,856
Pixelplus Co. Ltd. ADR (a)	900	630
PLX Technology, Inc. (a)	900	4,725
PMC-Sierra, Inc. (a)	3,100	27,435
Standard Microsystems Corp. (a)	1,200	30,816
TriQuint Semiconductor, Inc. (a)	5,000	37,700
Xilinx, Inc.	900	23,202
		904,736
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		963,548
SOFTWARE - 1.8%
Application Software - 1.4%
Citrix Systems, Inc. (a)	1,592	74,824
Cyberlink Corp.	8,000	36,894
KongZhong Corp. sponsored ADR (a)	100	724

	Shares	Value
NetScout Systems, Inc. (a)	1,200	$ 17,424
Smith Micro Software, Inc. (a)	2,768	26,268
Synchronoss Technologies, Inc. (a)	1,900	38,817
Taleo Corp. Class A (a)	100	2,598
Ulticom, Inc.	3,441	32,862
		230,411
Home Entertainment Software - 0.1%
Giant Interactive Group, Inc. ADR	2,000	15,120
Systems Software - 0.3%
Allot Communications Ltd. (a)	300	1,740
Opnet Technologies, Inc.	400	6,424
TeleCommunication Systems, Inc. Class A (a)	6,977	48,211
		56,375
TOTAL SOFTWARE		301,906
WIRELESS TELECOMMUNICATION SERVICES - 3.1%
Wireless Telecommunication Services - 3.1%
American Tower Corp. Class A (a)	1,890	77,131
Crown Castle International Corp. (a)	2,000	75,700
Leap Wireless International, Inc. (a)	300	5,496
SBA Communications Corp. Class A (a)	2,152	76,116
SOFTBANK CORP.	800	17,893
Sprint Nextel Corp. (a)	39,300	167,025
Syniverse Holdings, Inc. (a)	5,021	100,822
		520,183
TOTAL COMMON STOCKS (Cost $13,810,332)		16,707,942
Convertible Bonds - 0.1%
Principal Amount
COMMUNICATIONS EQUIPMENT - 0.1%
Communications Equipment - 0.1%
Ciena Corp. 0.25% 5/1/13 (Cost $20,000)	$ 20,000	17,204
Money Market Funds - 0.6%
Shares
Fidelity Cash Central Fund, 0.21% (b) (Cost $96,535)	96,535	96,535
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $13,926,867)	16,821,681
NET OTHER ASSETS - 0.7%	121,617
NET ASSETS - 100%	$ 16,943,298
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 511
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 16,707,942	$ 16,130,427	$ 577,515	$ -
Convertible Bonds	17,204	-	17,204	-
Money Market Funds	96,535	96,535	-	-
Total Investments in Securities:	$ 16,821,681	$ 16,226,962	$ 594,719	$ -
Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $14,021,433. Net unrealized appreciation aggregated $2,800,248, of which $3,598,819 related to appreciated investment securities and $798,571 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Consumer Discretionary Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2010

1.800322.106

AFCI-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
AUTO COMPONENTS - 3.3%
Auto Parts & Equipment - 3.3%
Gentex Corp.	14,200	$ 305,158
Johnson Controls, Inc.	34,400	1,155,496
Tenneco, Inc. (a)	14,303	368,588
		1,829,242
AUTOMOBILES - 1.8%
Automobile Manufacturers - 1.8%
Bayerische Motoren Werke AG (BMW)	8,641	425,095
Ford Motor Co. (a)(d)	42,556	554,079
		979,174
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Diversified Support Services - 0.3%
Viad Corp.	7,200	168,480
DISTRIBUTORS - 0.5%
Distributors - 0.5%
Li & Fung Ltd.	54,000	260,329
DIVERSIFIED CONSUMER SERVICES - 3.5%
Education Services - 2.1%
Career Education Corp. (a)	13,211	386,686
DeVry, Inc.	5,300	330,667
Navitas Ltd.	39,983	191,305
Strayer Education, Inc.	1,100	267,432
		1,176,090
Specialized Consumer Services - 1.4%
Coinstar, Inc. (a)(d)	4,000	177,440
Sotheby's Class A (ltd. vtg.) (d)	10,588	353,639
Steiner Leisure Ltd. (a)	4,700	220,289
		751,368
TOTAL DIVERSIFIED CONSUMER SERVICES		1,927,458
FOOD & STAPLES RETAILING - 1.6%
Food Retail - 0.7%
Susser Holdings Corp. (a)	35,305	380,235
Hypermarkets & Super Centers - 0.9%
BJ's Wholesale Club, Inc. (a)	1,900	72,732
Costco Wholesale Corp.	7,500	443,100
		515,832
TOTAL FOOD & STAPLES RETAILING		896,067
HOTELS, RESTAURANTS & LEISURE - 20.5%
Casinos & Gaming - 3.9%
Bally Technologies, Inc. (a)	8,500	392,020
Las Vegas Sands Corp. unit	1,550	655,511
MGM Mirage, Inc. (a)(d)	10,697	169,975
Pinnacle Entertainment, Inc. (a)	6,700	90,651

	Shares	Value
Shuffle Master, Inc. (a)	17,400	$ 167,040
WMS Industries, Inc. (a)	14,100	705,282
		2,180,479
Hotels, Resorts & Cruise Lines - 5.3%
Home Inns & Hotels Management, Inc. sponsored ADR (a)	9,000	313,650
Marriott International, Inc. Class A	4,000	147,040
Royal Caribbean Cruises Ltd. (a)	9,600	344,064
Starwood Hotels & Resorts Worldwide, Inc.	17,400	948,474
Wyndham Worldwide Corp.	43,467	1,165,350
		2,918,578
Restaurants - 11.3%
BJ's Restaurants, Inc. (a)	10,600	255,778
Brinker International, Inc.	9,700	179,644
Chipotle Mexican Grill, Inc. (a)	1,000	134,910
Darden Restaurants, Inc.	17,400	778,650
McDonald's Corp.	36,200	2,555,358
O'Charleys, Inc. (a)	14,200	135,610
P.F. Chang's China Bistro, Inc. (d)	7,200	314,208
Sonic Corp. (a)	11,900	139,349
Starbucks Corp.	50,589	1,314,302
The Cheesecake Factory, Inc. (a)	18,200	494,494
		6,302,303
TOTAL HOTELS, RESTAURANTS & LEISURE		11,401,360
HOUSEHOLD DURABLES - 4.7%
Home Furnishings - 1.1%
Mohawk Industries, Inc. (a)	4,100	261,334
Tempur-Pedic International, Inc. (a)	10,100	340,370
		601,704
Homebuilding - 1.4%
Lennar Corp. Class A	7,930	157,807
Pulte Group, Inc. (a)	31,907	417,663
Toll Brothers, Inc. (a)	9,400	212,158
		787,628
Household Appliances - 2.2%
Stanley Black & Decker, Inc.	10,960	681,164
Whirlpool Corp.	5,200	566,124
		1,247,288
TOTAL HOUSEHOLD DURABLES		2,636,620
INTERNET & CATALOG RETAIL - 5.4%
Catalog Retail - 0.6%
Liberty Media Corp. Interactive Series A (a)	22,300	342,751
Internet Retail - 4.8%
Amazon.com, Inc. (a)	16,000	2,192,960
Common Stocks - continued
	Shares	Value
INTERNET & CATALOG RETAIL - CONTINUED
Internet Retail - continued
Blue Nile, Inc. (a)(d)	5	$ 270
Expedia, Inc.	20,700	488,727
		2,681,957
TOTAL INTERNET & CATALOG RETAIL		3,024,708
INTERNET SOFTWARE & SERVICES - 1.7%
Internet Software & Services - 1.7%
eBay, Inc. (a)	17,500	416,675
GREE, Inc.	2,200	122,027
Monster Worldwide, Inc. (a)(d)	16,237	283,011
Tencent Holdings Ltd.	6,000	124,080
		945,793
LEISURE EQUIPMENT & PRODUCTS - 0.4%
Leisure Products - 0.4%
Polaris Industries, Inc.	4,100	242,597
MEDIA - 25.5%
Advertising - 3.0%
Interpublic Group of Companies, Inc. (a)	87,974	783,848
Lamar Advertising Co. Class A (a)	11,396	424,159
National CineMedia, Inc.	23,186	441,461
		1,649,468
Broadcasting - 0.8%
Discovery Communications, Inc. Class C (a)	14,000	467,180
Cable & Satellite - 8.9%
Cablevision Systems Corp. - NY Group Class A	26,100	716,184
Comcast Corp.:
Class A	43,250	853,755
Class A (special) (non-vtg.)	14,300	269,555
DIRECTV (a)	38,786	1,405,217
Time Warner Cable, Inc.	21,947	1,234,519
Virgin Media, Inc.	26,800	471,412
		4,950,642
Movies & Entertainment - 12.3%
DreamWorks Animation SKG, Inc. Class A (a)	10,250	406,823
News Corp. Class A	43,517	671,032
The Walt Disney Co.	84,400	3,109,296
Time Warner, Inc.	43,285	1,431,868
Viacom, Inc. Class B (non-vtg.) (a)	35,300	1,247,149
		6,866,168
Publishing - 0.5%
McGraw-Hill Companies, Inc.	8,400	283,248
TOTAL MEDIA		14,216,706

	Shares	Value
MULTILINE RETAIL - 5.5%
General Merchandise Stores - 5.5%
Big Lots, Inc. (a)	7,884	$ 301,169
Dollar Tree, Inc. (a)	3,700	224,664
Target Corp.	44,270	2,517,635
		3,043,468
SPECIALTY RETAIL - 21.2%
Apparel Retail - 3.3%
Citi Trends, Inc. (a)	8,435	282,910
Gymboree Corp. (a)	6,600	324,258
Inditex SA	4,580	283,503
Ross Stores, Inc.	7,800	436,800
rue21, Inc.	3,400	107,440
Urban Outfitters, Inc. (a)	10,993	412,347
		1,847,258
Automotive Retail - 2.2%
Advance Auto Parts, Inc.	23,800	1,073,380
Group 1 Automotive, Inc. (a)(d)	5,700	176,985
		1,250,365
Computer & Electronics Retail - 1.9%
Best Buy Co., Inc.	13,547	617,743
hhgregg, Inc. (a)	6,730	192,680
RadioShack Corp.	10,900	234,895
		1,045,318
Home Improvement Retail - 9.4%
Home Depot, Inc.	40,616	1,431,714
Lowe's Companies, Inc.	126,798	3,438,761
Lumber Liquidators Holdings, Inc. (a)	12,725	387,604
		5,258,079
Homefurnishing Retail - 1.6%
Bed Bath & Beyond, Inc. (a)	19,200	882,432
Specialty Stores - 2.8%
Cabela's, Inc. Class A (a)(d)	16,850	305,996
Hengdeli Holdings Ltd.	418,000	174,298
Signet Jewelers Ltd. (a)	8,200	262,564
Staples, Inc.	27,294	642,228
Vitamin Shoppe, Inc.	6,400	158,848
		1,543,934
TOTAL SPECIALTY RETAIL		11,827,386
TEXTILES, APPAREL & LUXURY GOODS - 2.9%
Apparel, Accessories & Luxury Goods - 2.2%
G-III Apparel Group Ltd. (a)	7,768	222,165
Phillips-Van Heusen Corp.	8,800	554,488
Polo Ralph Lauren Corp. Class A	5,100	458,490
		1,235,143
Common Stocks - continued
	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS - CONTINUED
Footwear - 0.7%
NIKE, Inc. Class B	5,415	$ 411,053
TOTAL TEXTILES, APPAREL & LUXURY GOODS		1,646,196
TOTAL COMMON STOCKS (Cost $47,623,565)		55,045,584
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 0.21% (b)	606,180	606,180
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	2,125,218	2,125,218
TOTAL MONEY MARKET FUNDS (Cost $2,731,398)		2,731,398
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $50,354,963)	57,776,982
NET OTHER ASSETS - (3.7)%	(2,064,567)
NET ASSETS - 100%	$ 55,712,415
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 798
Fidelity Securities Lending Cash Central Fund	5,310
Total	$ 6,108
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 55,045,584	$ 52,931,463	$ 2,114,121	$ -
Money Market Funds	2,731,398	2,731,398	-	-
Total Investments in Securities:	$ 57,776,982	$ 55,662,861	$ 2,114,121	$ -
Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $50,687,883. Net unrealized appreciation aggregated $7,089,099, of which $8,486,690 related to appreciated investment securities and $1,397,591 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

For

Fidelity® Advisor Electronics Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2010

1.800325.106

AFEL-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 2.3%
Communications Equipment - 2.3%
Juniper Networks, Inc. (a)	600	$ 17,046
QUALCOMM, Inc.	9,558	370,277
Research In Motion Ltd. (a)	400	28,476
		415,799
COMPUTERS & PERIPHERALS - 1.8%
Computer Hardware - 0.2%
Hewlett-Packard Co.	725	37,678
Computer Storage & Peripherals - 1.6%
SanDisk Corp. (a)	3,100	123,659
Seagate Technology (a)	3,387	62,219
Western Digital Corp. (a)	2,200	90,398
		276,276
TOTAL COMPUTERS & PERIPHERALS		313,954
ELECTRICAL EQUIPMENT - 0.4%
Electrical Components & Equipment - 0.4%
Motech Industries, Inc.	1	4
SunPower Corp. Class B (a)	4,300	64,672
		64,676
ELECTRONIC EQUIPMENT & COMPONENTS - 3.8%
Electronic Manufacturing Services - 3.4%
Benchmark Electronics, Inc. (a)	3,365	72,819
Flextronics International Ltd. (a)	34,333	266,081
Jabil Circuit, Inc.	6,612	101,296
TTM Technologies, Inc. (a)	8,842	96,024
Tyco Electronics Ltd.	2,200	70,664
		606,884
Technology Distributors - 0.4%
Arrow Electronics, Inc. (a)	1,000	30,500
Avnet, Inc. (a)	1,269	40,570
		71,070
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		677,954
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)	64,879	1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 89.9%
Semiconductor Equipment - 19.0%
Advanced Energy Industries, Inc. (a)	200	2,944
Amkor Technology, Inc. (a)(d)	76,621	577,722
Applied Materials, Inc.	69,300	954,954
ASM International NV (NASDAQ) (a)	2,300	59,823
ASML Holding NV (NY Shares)	4,030	131,620
ATMI, Inc. (a)	1,300	23,569
Brooks Automation, Inc. (a)	300	2,916
Cabot Microelectronics Corp. (a)	100	3,836

	Shares	Value
Cohu, Inc.	100	$ 1,615
Cymer, Inc. (a)	4,900	167,335
Entegris, Inc. (a)	6,561	40,613
KLA-Tencor Corp.	2,930	99,796
Kulicke & Soffa Industries, Inc. (a)	3,301	27,068
Lam Research Corp. (a)	9,190	372,655
Mattson Technology, Inc. (a)	8,330	37,485
MEMC Electronic Materials, Inc. (a)	18,536	240,412
Novellus Systems, Inc. (a)	1,200	31,440
Teradyne, Inc. (a)	15,500	189,565
Tessera Technologies, Inc. (a)	3,746	75,969
Ultratech, Inc. (a)	200	2,938
Varian Semiconductor Equipment Associates, Inc. (a)	5,400	177,876
Verigy Ltd. (a)	10,000	119,400
		3,341,551
Semiconductors - 70.9%
Actel Corp. (a)	100	1,552
Advanced Analogic Technologies, Inc. (a)	8,039	30,548
Advanced Micro Devices, Inc. (a)	55,935	506,771
Alpha & Omega Semiconductor Ltd. (a)	2,300	41,193
Altera Corp.	13,538	343,324
Analog Devices, Inc.	2,300	68,839
Applied Micro Circuits Corp. (a)	3,128	35,284
ARM Holdings PLC sponsored ADR	3,700	42,291
Atheros Communications, Inc. (a)	1,128	43,812
Atmel Corp. (a)	61,055	332,139
AuthenTec, Inc. (a)	20,300	52,171
Avago Technologies Ltd.	25,720	527,774
Broadcom Corp. Class A	12,340	425,606
Conexant Systems, Inc. (a)	3,300	10,065
Cree, Inc. (a)	200	14,642
Exar Corp. (a)	200	1,478
Fairchild Semiconductor International, Inc. (a)	41,204	462,309
Himax Technologies, Inc. sponsored ADR	14,000	43,820
Inotera Memories, Inc. (a)	26,000	18,359
Integrated Device Technology, Inc. (a)	13,512	89,314
Intel Corp.	176,878	4,038,124
International Rectifier Corp. (a)	5,700	131,214
Marvell Technology Group Ltd. (a)	44,164	911,987
Mellanox Technologies Ltd. (a)	74	1,835
Micron Technology, Inc. (a)	89,092	833,010
Microsemi Corp. (a)	5,766	95,485
Monolithic Power Systems, Inc. (a)	4,368	107,671
National Semiconductor Corp.	22,985	339,718
NVIDIA Corp. (a)	28,209	443,445
Omnivision Technologies, Inc. (a)	1,800	31,608
ON Semiconductor Corp. (a)	39,616	314,551
PMC-Sierra, Inc. (a)	16,736	148,114
Power Integrations, Inc.	100	3,848
RF Micro Devices, Inc. (a)	3,986	22,401
Samsung Electronics Co. Ltd.	119	90,468
Skyworks Solutions, Inc. (a)	9,297	156,561
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Standard Microsystems Corp. (a)	4,954	$ 127,219
STATS ChipPAC Ltd. (a)	15,000	12,353
Texas Instruments, Inc.	38,087	990,643
Volterra Semiconductor Corp. (a)	2,400	57,504
Xilinx, Inc.	20,100	518,178
Zoran Corp. (a)	5,248	51,063
		12,518,291
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		15,859,842
SOFTWARE - 0.2%
Systems Software - 0.2%
Symantec Corp. (a)	2,067	34,664
TOTAL COMMON STOCKS (Cost $17,200,552)		17,366,890
Convertible Bonds - 0.0%
Principal Amount
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
SunPower Corp. 4.75% 4/15/14 (Cost $10,000)	$ 10,000	9,159
Money Market Funds - 2.8%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (b)	338,908	$ 338,908
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	148,500	148,500
TOTAL MONEY MARKET FUNDS (Cost $487,408)		487,408
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $17,697,960)	17,863,457
NET OTHER ASSETS - (1.2)%	(213,725)
NET ASSETS - 100%	$ 17,649,732
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 447
Fidelity Securities Lending Cash Central Fund	215
Total	$ 662
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 17,366,890	$ 17,245,705	$ 121,184	$ 1
Convertible Bonds	9,159	-	9,159	-
Money Market Funds	487,408	487,408	-	-
Total Investments in Securities:	$ 17,863,457	$ 17,733,113	$ 130,343	$ 1
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(23,884)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	23,885
Transfers out of Level 3	-
Ending Balance	$ 1
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ (23,884)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $18,124,881. Net unrealized depreciation aggregated $261,424, of which $2,125,713 related to appreciated investment securities and $2,387,137 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Energy Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2010

1.800328.106

ANR-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CHEMICALS - 0.1%
Commodity Chemicals - 0.1%
STR Holdings, Inc.	20,500	$ 472,730
CONSTRUCTION & ENGINEERING - 1.1%
Construction & Engineering - 1.1%
Jacobs Engineering Group, Inc. (a)	118,600	5,718,892
KBR, Inc.	95,600	2,110,848
		7,829,740
ELECTRICAL EQUIPMENT - 1.6%
Electrical Components & Equipment - 1.6%
centrotherm photovoltaics AG (a)	25,223	1,047,686
First Solar, Inc. (a)(d)	34,500	4,952,475
JA Solar Holdings Co. Ltd. ADR (a)(d)	485,895	2,968,818
SunPower Corp. Class B (a)	153,700	2,311,648
		11,280,627
ELECTRONIC EQUIPMENT & COMPONENTS - 0.2%
Electronic Equipment & Instruments - 0.2%
Itron, Inc. (a)	21,147	1,683,513
ENERGY EQUIPMENT & SERVICES - 31.2%
Oil & Gas Drilling - 9.0%
Ensco International Ltd. ADR	106,100	5,005,798
Helmerich & Payne, Inc.	188,753	7,667,147
Hercules Offshore, Inc. (a)	164,594	651,792
Nabors Industries Ltd. (a)	588,522	12,694,420
Noble Corp.	352,743	13,929,821
Northern Offshore Ltd. (a)	1,086,500	2,332,145
Patterson-UTI Energy, Inc.	201,017	3,073,550
Pride International, Inc. (a)	75,330	2,284,759
Transocean Ltd. (a)	203,420	14,737,779
		62,377,211
Oil & Gas Equipment & Services - 22.2%
Baker Hughes, Inc.	534,905	26,616,873
Basic Energy Services, Inc. (a)	21,040	214,818
Complete Production Services, Inc. (a)	55,054	830,765
Core Laboratories NV (d)	23,200	3,477,448
Dresser-Rand Group, Inc. (a)	35,900	1,266,552
FMC Technologies, Inc. (a)	16,100	1,089,809
Global Industries Ltd. (a)	152,084	1,018,963
Halliburton Co.	316,260	9,693,369
Helix Energy Solutions Group, Inc. (a)	69,700	1,016,226
Key Energy Services, Inc. (a)	73,600	799,296
National Oilwell Varco, Inc.	397,757	17,513,241
Oceaneering International, Inc. (a)	84,200	5,515,100
Oil States International, Inc. (a)	25,900	1,251,229
Schlumberger Ltd.	614,300	43,873,306
Smith International, Inc.	327,211	15,627,597
Superior Energy Services, Inc. (a)	184,784	5,000,255
Superior Well Services, Inc. (a)	8,700	126,150
TSC Offshore Group Ltd. (a)	1,705,000	435,352

	Shares	Value
Weatherford International Ltd. (a)	855,264	$ 15,488,831
Willbros Group, Inc. (a)	200,494	2,516,200
		153,371,380
TOTAL ENERGY EQUIPMENT & SERVICES		215,748,591
GAS UTILITIES - 0.7%
Gas Utilities - 0.7%
Questar Corp.	81,700	3,917,515
Zhongyu Gas Holdings Ltd. (a)	6,538,000	665,235
		4,582,750
METALS & MINING - 0.3%
Diversified Metals & Mining - 0.3%
Teck Resources Ltd. Class B (sub. vtg.)	46,300	1,818,831
OIL, GAS & CONSUMABLE FUELS - 63.3%
Coal & Consumable Fuels - 6.9%
Alpha Natural Resources, Inc. (a)	341,664	16,085,541
Arch Coal, Inc.	332,629	8,980,983
Centennial Coal Co. Ltd.	231,949	902,420
Cloud Peak Energy, Inc.	93,500	1,496,000
CONSOL Energy, Inc.	158,913	7,100,233
International Coal Group, Inc. (a)	89,104	469,578
Massey Energy Co.	332,079	12,164,054
PT Bumi Resources Tbk	2,851,800	732,008
SouthGobi Energy Resources Ltd. (a)(e)	3,900	53,346
		47,984,163
Integrated Oil & Gas - 24.4%
Chevron Corp.	524,400	42,707,136
ConocoPhillips	63,700	3,770,403
Exxon Mobil Corp.	915,547	62,119,863
Marathon Oil Corp.	756,546	24,322,954
Occidental Petroleum Corp.	286,379	25,390,362
Suncor Energy, Inc.	297,700	10,180,156
		168,490,874
Oil & Gas Exploration & Production - 26.8%
Anadarko Petroleum Corp.	300,884	18,702,949
Apache Corp.	54,500	5,545,920
Brigham Exploration Co. (a)	113,700	2,218,287
Cabot Oil & Gas Corp.	336,102	12,143,365
Canadian Natural Resources Ltd. (d)	69,200	5,327,215
Comstock Resources, Inc. (a)	54,064	1,733,292
Denbury Resources, Inc. (a)	230,691	4,417,733
Devon Energy Corp.	20,900	1,407,197
EOG Resources, Inc.	23,684	2,655,450
EXCO Resources, Inc.	537,098	9,963,168
Newfield Exploration Co. (a)	133,050	7,742,180
Niko Resources Ltd.	15,800	1,731,283
OPTI Canada, Inc. (a)	143,700	323,827
Painted Pony Petroleum Ltd. Class A (a)	123,500	832,489
Petrobank Energy & Resources Ltd. (a)	23,400	1,179,671
Petrohawk Energy Corp. (a)	898,562	19,399,954
Range Resources Corp.	45,984	2,196,196
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Southwestern Energy Co. (a)	642,700	$ 25,502,336
Talisman Energy, Inc.	165,200	2,810,773
Ultra Petroleum Corp. (a)	129,989	6,209,575
Whiting Petroleum Corp. (a)	118,110	10,668,876
XTO Energy, Inc.	904,588	42,986,022
		185,697,758
Oil & Gas Refining & Marketing - 5.0%
CVR Energy, Inc. (a)	39,200	332,808
Frontier Oil Corp.	446,223	6,782,590
Holly Corp.	237,332	6,407,964
Sunoco, Inc.	62,500	2,048,750
Tesoro Corp.	483,300	6,355,395
Valero Energy Corp.	530,363	11,026,247
World Fuel Services Corp. (d)	65,800	1,870,694
		34,824,448
Oil & Gas Storage & Transport - 0.2%
Atlas Pipeline Partners, LP	66,800	963,924
TOTAL OIL, GAS & CONSUMABLE FUELS		437,961,167
TOTAL COMMON STOCKS (Cost $637,149,403)		681,377,949
Convertible Bonds - 0.0%
Principal Amount
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
SunPower Corp. 4.75% 4/15/14 (Cost $320,000)	$ 320,000	293,088
Money Market Funds - 2.6%
	Shares
Fidelity Cash Central Fund, 0.21% (b)	6,231,833	6,231,833
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	11,447,920	11,447,920
TOTAL MONEY MARKET FUNDS (Cost $17,679,753)		17,679,753
Cash Equivalents - 0.4%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.19%, dated 4/30/10 due 5/3/10 (Collateralized by U.S. Treasury Obligations) # (Cost $2,775,000)	$ 2,775,043	$ 2,775,000
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $657,924,156)	702,125,790
NET OTHER ASSETS - (1.5)%	(10,230,362)
NET ASSETS - 100%	$ 691,895,428
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $53,346 or 0.0% of net assets.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,775,000 due 5/03/10 at 0.19%
BNP Paribas Securities Corp.	$ 1,057,239
Banc of America Securities LLC	405,476
Barclays Capital, Inc.	749,924
Societe Generale, New York Branch	562,361
$ 2,775,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,491
Fidelity Securities Lending Cash Central Fund	152,451
Total	$ 161,942
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 681,377,949	$ 675,263,103	$ 5,449,611	$ 665,235
Convertible Bonds	293,088	-	293,088	-
Money Market Funds	17,679,753	17,679,753	-	-
Cash Equivalents	2,775,000	-	2,775,000	-
Total Investments in Securities:	$ 702,125,790	$ 692,942,856	$ 8,517,699	$ 665,235
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	209,675
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	455,560
Transfers out of Level 3	-
Ending Balance	$ 665,235
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ 209,675

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $672,905,335. Net unrealized appreciation aggregated $29,220,455, of which $81,054,137 related to appreciated investment securities and $51,833,682 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Financial Services Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2010

1.800326.106

AFFS-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
CAPITAL MARKETS - 32.2%
Asset Management & Custody Banks - 14.8%
AllianceBernstein Holding LP	66,600	$ 2,090,574
Bank of New York Mellon Corp.	55,898	1,740,105
EFG International	181,739	3,049,203
Franklin Resources, Inc.	33,005	3,816,698
Janus Capital Group, Inc.	36,400	512,512
Legg Mason, Inc.	46,653	1,478,434
Northern Trust Corp.	137,640	7,567,447
State Street Corp.	15,961	694,304
T. Rowe Price Group, Inc.	66,300	3,812,913
The Blackstone Group LP	104,000	1,453,920
U.S. Global Investments, Inc. Class A	31,848	287,906
		26,504,016
Diversified Capital Markets - 0.5%
Deutsche Bank AG (NY Shares)	13,500	927,180
Investment Banking & Brokerage - 16.9%
Broadpoint Gleacher Securities Group, Inc. (a)	455,870	1,951,124
Charles Schwab Corp.	302,155	5,828,570
Evercore Partners, Inc. Class A	54,700	1,960,448
GFI Group, Inc.	433,378	2,990,308
Goldman Sachs Group, Inc.	1,557	226,076
Jefferies Group, Inc. (d)	109,409	2,978,113
MF Global Holdings Ltd. (a)	292,325	2,695,237
Morgan Stanley	306,800	9,271,496
TD Ameritrade Holding Corp. (a)	116,100	2,324,322
		30,225,694
TOTAL CAPITAL MARKETS		57,656,890
COMMERCIAL BANKS - 28.5%
Diversified Banks - 7.0%
Banco Macro SA sponsored ADR	13,543	379,204
Barclays PLC Sponsored ADR	800	16,336
BBVA Banco Frances SA sponsored ADR (d)	74,683	518,300
China Citic Bank Corp. Ltd. Class H	5,514,000	3,624,724
China Merchants Bank Co. Ltd. (H Shares)	135,600	332,416
Industrial & Commercial Bank of China Ltd. (H Shares)	3,201,000	2,333,026
Mizuho Financial Group, Inc.	734,800	1,414,952
National Bank of Greece SA sponsored ADR	45,017	146,755
Sumitomo Mitsui Financial Group, Inc.	79,800	2,639,274
U.S. Bancorp, Delaware	38,700	1,035,999
Wells Fargo & Co.	2,395	79,298
		12,520,284
Regional Banks - 21.5%
1st Pacific Bancorp (a)	45,151	20,318

	Shares	Value
Atlantic Southern Financial Group, Inc. (a)(d)	17,802	$ 36,316
Bancorp New Jersey, Inc.	3,062	36,744
BancTrust Financial Group, Inc. (d)	28,700	177,653
Bar Harbor Bankshares	1,132	33,281
Boston Private Financial Holdings, Inc.	31,200	247,416
Bridge Capital Holdings (a)	4,470	43,627
Cathay General Bancorp	14,700	181,839
Chicopee Bancorp, Inc. (a)	2,500	31,825
Citizens Banking Corp., Michigan (a)	1,135,700	1,419,625
City National Corp.	19,500	1,214,460
CoBiz, Inc. (d)	263,600	1,882,104
Evans Bancorp, Inc.	2,675	40,312
Fifth Third Bancorp	118,562	1,767,759
First Interstate Bancsystem, Inc.	38,900	627,457
Glacier Bancorp, Inc.	137,617	2,544,538
Huntington Bancshares, Inc.	93,000	629,610
KeyCorp	21,800	196,636
Landmark Bancorp, Inc.	1,183	18,940
MidWestOne Financial Group, Inc.	3,400	48,552
Monroe Bancorp	5,250	39,113
Nara Bancorp, Inc. (a)	36,404	327,636
Oriental Financial Group, Inc.	45,100	754,072
PNC Financial Services Group, Inc.	1,445	97,118
Preferred Bank, Los Angeles California (a)(d)	17,300	33,562
Regions Financial Corp.	1,081,348	9,559,117
Salisbury Bancorp, Inc.	1,500	36,300
Savannah Bancorp, Inc.	6,529	70,187
Smithtown Bancorp, Inc. (d)	31,720	147,498
Southwest Bancorp, Inc., Oklahoma	7,300	107,018
Sterling Bancshares, Inc.	67,900	399,252
Sun Bancorp, Inc., New Jersey	21,747	117,434
SunTrust Banks, Inc.	288,053	8,526,369
SVB Financial Group (a)	40,312	1,984,560
Synovus Financial Corp. (d)	162,900	490,329
Tamalpais Bancorp (a)(d)	20,522	1,847
Umpqua Holdings Corp.	104,684	1,563,979
United Security Bancshares, California (d)	6,794	31,932
Valley National Bancorp	22,100	358,904
W Holding Co., Inc. (a)(d)	7,571	40,505
Washington Trust Bancorp, Inc.	2,600	47,086
West Bancorp., Inc.	6,500	52,845
Wintrust Financial Corp.	65,419	2,440,129
		38,425,804
TOTAL COMMERCIAL BANKS		50,946,088
CONSUMER FINANCE - 1.9%
Consumer Finance - 1.9%
Promise Co. Ltd. (a)(d)	25,300	241,876
SLM Corp. (a)	257,103	3,146,941
		3,388,817
Common Stocks - continued
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 11.7%
Other Diversified Financial Services - 7.7%
Bank of America Corp.	196,893	$ 3,510,602
Citigroup, Inc. (a)	832,618	3,638,541
JPMorgan Chase & Co.	154,368	6,572,989
		13,722,132
Specialized Finance - 4.0%
BM&F BOVESPA SA	10,900	71,812
CME Group, Inc.	16,833	5,528,126
JSE Ltd.	20,600	201,691
Moody's Corp. (d)	57,384	1,418,532
		7,220,161
TOTAL DIVERSIFIED FINANCIAL SERVICES		20,942,293
HOTELS, RESTAURANTS & LEISURE - 0.2%
Casinos & Gaming - 0.2%
Wynn Macau Ltd. (d)	252,800	396,793
INSURANCE - 10.3%
Insurance Brokers - 0.1%
Aon Corp.	2,000	84,920
Life & Health Insurance - 0.2%
Primerica, Inc. (a)	500	11,860
Symetra Financial Corp.	27,900	376,650
		388,510
Multi-Line Insurance - 3.3%
Genworth Financial, Inc. Class A (a)	267,635	4,421,330
Hartford Financial Services Group, Inc.	52,300	1,494,211
		5,915,541
Property & Casualty Insurance - 4.7%
ACE Ltd.	17,000	904,230
CNA Financial Corp. (a)	42,895	1,206,207
The First American Corp.	132,057	4,565,210
United Fire & Casualty Co.	9,000	205,830
XL Capital Ltd. Class A	89,789	1,598,244
		8,479,721
Reinsurance - 2.0%
Everest Re Group Ltd.	38,079	2,918,755
Platinum Underwriters Holdings Ltd.	14,800	550,708
		3,469,463
TOTAL INSURANCE		18,338,155

	Shares	Value
INTERNET SOFTWARE & SERVICES - 0.8%
Internet Software & Services - 0.8%
China Finance Online Co. Ltd. ADR (a)(d)	184,515	$ 1,383,863
IT SERVICES - 6.2%
Data Processing & Outsourced Services - 6.1%
Euronet Worldwide, Inc. (a)	92,785	1,478,065
MasterCard, Inc. Class A	31,089	7,711,316
MoneyGram International, Inc. (a)	560,630	1,709,922
		10,899,303
IT Consulting & Other Services - 0.1%
Satyam Computer Services Ltd. sponsored ADR (a)(d)	44,900	238,868
TOTAL IT SERVICES		11,138,171
MEDIA - 3.2%
Advertising - 0.2%
SearchMedia Holdings Ltd. (a)	80,800	412,080
Publishing - 3.0%
McGraw-Hill Companies, Inc.	156,749	5,285,576
TOTAL MEDIA		5,697,656
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.0%
Diversified Real Estate Activities - 0.3%
Mitsubishi Estate Co. Ltd.	34,000	612,967
Real Estate Development - 0.7%
Central China Real Estate Ltd.	1,913,000	474,696
Xinyuan Real Estate Co. Ltd. ADR (a)	203,463	736,536
		1,211,232
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		1,824,199
SPECIALTY RETAIL - 0.1%
Home Improvement Retail - 0.1%
Home Depot, Inc.	6,600	232,650
THRIFTS & MORTGAGE FINANCE - 0.9%
Thrifts & Mortgage Finance - 0.9%
BofI Holding, Inc. (a)(d)	16,300	287,369
Cheviot Financial Corp.	20,185	181,463
First Financial Northwest, Inc.	4,800	30,960
Mayflower Bancorp, Inc.	1,692	12,910
Meridian Interstate Bancorp, Inc. (a)	17,877	205,943
Ocean Shore Holding Co.	17,768	204,332
Osage Bancshares, Inc.	8,968	71,744
United Western Bancorp, Inc.	109,928	201,168
Washington Federal, Inc.	23,304	479,363
		1,675,252
TOTAL COMMON STOCKS (Cost $160,403,762)		173,620,827
Money Market Funds - 6.4%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (b)	6,029,973	$ 6,029,973
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	5,455,145	5,455,145
TOTAL MONEY MARKET FUNDS (Cost $11,485,118)		11,485,118
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $171,888,880)	185,105,945
NET OTHER ASSETS - (3.4)%	(6,135,145)
NET ASSETS - 100%	$ 178,970,800
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,495
Fidelity Securities Lending Cash Central Fund	73,999
Total	$ 80,494
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 173,620,827	$ 158,702,271	$ 14,918,556	$ -
Money Market Funds	11,485,118	11,485,118	-	-
Total Investments in Securities:	$ 185,105,945	$ 170,187,389	$ 14,918,556	$ -
Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $175,585,961. Net unrealized appreciation aggregated $9,519,984, of which $20,414,930 related to appreciated investment securities and $10,894,946 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Health Care Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2010

1.800327.106

AFHC-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
BIOTECHNOLOGY - 17.6%
Biotechnology - 17.6%
Acorda Therapeutics, Inc. (a)	78,200	$ 3,030,250
Affymax, Inc. (a)	37,500	894,000
Alexion Pharmaceuticals, Inc. (a)	101,698	5,581,186
Allos Therapeutics, Inc. (a)(d)	147,000	1,161,300
Alnylam Pharmaceuticals, Inc. (a)(d)	52,137	884,244
Amgen, Inc. (a)	143,912	8,254,792
Anadys Pharmaceuticals, Inc. (a)	231,346	587,619
ARIAD Pharmaceuticals, Inc. (a)(d)	396,800	1,396,736
Biogen Idec, Inc. (a)	238,979	12,725,632
BioMarin Pharmaceutical, Inc. (a)	308,867	7,218,222
Cephalon, Inc. (a)	45,900	2,946,780
Genzyme Corp. (a)	62,900	3,348,796
Gilead Sciences, Inc. (a)	59,811	2,372,702
Human Genome Sciences, Inc. (a)	63,100	1,747,239
Incyte Corp. (a)	285,801	3,835,449
InterMune, Inc. (a)	47,900	2,038,624
Ironwood Pharmaceuticals, Inc. Class A	49,500	639,540
Keryx Biopharmaceuticals, Inc. (a)(d)	220,740	1,240,559
Micromet, Inc. (a)(d)	102,600	781,812
Myriad Genetics, Inc. (a)	124,246	2,983,146
Neurocrine Biosciences, Inc. (a)	231,100	741,831
Protalix BioTherapeutics, Inc. (a)(d)	148,624	1,006,184
Seattle Genetics, Inc. (a)	87,700	1,105,020
Targacept, Inc. (a)	95,615	2,275,637
United Therapeutics Corp. (a)	96,300	5,478,507
ZIOPHARM Oncology, Inc. (a)(d)	189,747	1,123,302
		75,399,109
CHEMICALS - 0.4%
Fertilizers & Agricultural Chemicals - 0.4%
Monsanto Co.	27,950	1,762,527
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Carriage Services, Inc. (a)	252,255	1,253,707
Stewart Enterprises, Inc. Class A	167,743	1,137,298
		2,391,005
ELECTRONIC EQUIPMENT & COMPONENTS - 2.0%
Electronic Equipment & Instruments - 2.0%
Agilent Technologies, Inc. (a)	234,100	8,488,466
HEALTH CARE EQUIPMENT & SUPPLIES - 18.5%
Health Care Equipment - 16.9%
ArthroCare Corp. (a)	76,000	2,350,680
C. R. Bard, Inc.	160,965	13,928,301
CareFusion Corp. (a)	209,100	5,766,978
Conceptus, Inc. (a)	74,479	1,410,632
Covidien PLC	444,345	21,324,117
Edwards Lifesciences Corp. (a)	68,336	7,044,075
ev3, Inc. (a)	181,283	3,467,944
HeartWare International, Inc. (a)	27,784	1,562,572

	Shares	Value
HeartWare International, Inc. CDI unit (a)	579,928	$ 824,896
Micrus Endovascular Corp. (a)	150,073	3,013,466
Nobel Biocare Holding AG (Switzerland)	46,937	1,028,821
NuVasive, Inc. (a)(d)	69,300	2,882,880
Orthofix International NV (a)	60,966	2,084,428
Orthovita, Inc. (a)	633,763	2,535,052
Osmetech PLC (a)	13,820,627	426,016
William Demant Holding AS (a)	21,969	1,498,546
Wright Medical Group, Inc. (a)	73,471	1,379,785
		72,529,189
Health Care Supplies - 1.6%
AGA Medical Holdings, Inc.	46,700	750,936
Cooper Companies, Inc.	108,102	4,204,087
RTI Biologics, Inc. (a)	563,676	2,158,879
		7,113,902
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		79,643,091
HEALTH CARE PROVIDERS & SERVICES - 20.6%
Health Care Distributors & Services - 2.7%
Henry Schein, Inc. (a)	111,703	6,754,680
Profarma Distribuidora de Produtos Farmaceuticos SA	110,800	1,115,682
PSS World Medical, Inc. (a)	68,500	1,604,955
Sinopharm Group Co. Ltd. (H Shares)	198,000	892,399
United Drug PLC (Ireland)	340,276	1,186,838
		11,554,554
Health Care Facilities - 1.9%
Emeritus Corp. (a)(d)	89,971	2,015,350
Hanger Orthopedic Group, Inc. (a)	155,165	2,892,276
LCA-Vision, Inc. (a)	80,550	679,037
Medcath Corp. (a)	133,800	1,329,972
Sunrise Senior Living, Inc. (a)(d)	217,449	1,209,016
		8,125,651
Health Care Services - 11.7%
Catalyst Health Solutions, Inc. (a)	60,600	2,563,986
Express Scripts, Inc. (a)	203,843	20,410,800
Health Grades, Inc. (a)	237,298	1,663,459
LHC Group, Inc. (a)	28,800	982,080
Medco Health Solutions, Inc. (a)	385,019	22,685,321
RehabCare Group, Inc. (a)	72,700	2,073,404
		50,379,050
Managed Health Care - 4.3%
Aetna, Inc.	153,500	4,535,925
CIGNA Corp.	251,600	8,066,296
Health Net, Inc. (a)	48,247	1,062,399
UnitedHealth Group, Inc.	104,667	3,172,457
WellPoint, Inc. (a)	26,600	1,431,080
		18,268,157
TOTAL HEALTH CARE PROVIDERS & SERVICES		88,327,412
Common Stocks - continued
	Shares	Value
HEALTH CARE TECHNOLOGY - 3.7%
Health Care Technology - 3.7%
Allscripts-Misys Healthcare Solutions, Inc. (a)	308,644	$ 6,225,349
Cerner Corp. (a)	85,927	7,296,062
Computer Programs & Systems, Inc.	53,421	2,407,150
		15,928,561
INTERNET SOFTWARE & SERVICES - 0.5%
Internet Software & Services - 0.5%
WebMD Health Corp. (a)	42,857	2,075,993
LIFE SCIENCES TOOLS & SERVICES - 12.4%
Life Sciences Tools & Services - 12.4%
Covance, Inc. (a)	114,093	6,519,274
ICON PLC sponsored ADR (a)	72,300	2,108,991
Illumina, Inc. (a)(d)	420,584	17,609,852
Life Technologies Corp. (a)	132,819	7,266,527
PAREXEL International Corp. (a)	164,582	3,880,844
PerkinElmer, Inc.	214,000	5,360,700
QIAGEN NV (a)(d)	399,071	9,118,772
Waters Corp. (a)	21,200	1,526,188
		53,391,148
PHARMACEUTICALS - 22.4%
Pharmaceuticals - 22.4%
Abbott Laboratories	87,424	4,472,612
Allergan, Inc.	220,463	14,041,288
Ardea Biosciences, Inc. (a)	129,350	3,285,490
Cadence Pharmaceuticals, Inc. (a)(d)	142,086	1,392,443
Cardiome Pharma Corp. (a)	151,400	1,276,814
Hikma Pharmaceuticals PLC	95,370	911,467
King Pharmaceuticals, Inc. (a)	433,800	4,251,240
Merck & Co., Inc.	561,551	19,676,747
Optimer Pharmaceuticals, Inc. (a)(d)	84,654	1,042,091
Perrigo Co.	48,482	2,958,856

	Shares	Value
Pfizer, Inc.	1,339,188	$ 22,391,223
Pronova BioPharma ASA (a)(d)	324,800	1,037,836
Sanofi-Aventis sponsored ADR	117,700	4,014,747
Shire PLC sponsored ADR	89,400	5,886,096
Teva Pharmaceutical Industries Ltd. sponsored ADR	64,482	3,787,028
Valeant Pharmaceuticals International (a)	128,400	5,778,000
		96,203,978
TOTAL COMMON STOCKS (Cost $345,017,538)		423,611,290
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 0.21% (b)	3,479,398	3,479,398
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	19,945,543	19,945,543
TOTAL MONEY MARKET FUNDS (Cost $23,424,941)		23,424,941
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $368,442,479)	447,036,231
NET OTHER ASSETS - (4.1)%	(17,651,576)
NET ASSETS - 100%	$ 429,384,655
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,464
Fidelity Securities Lending Cash Central Fund	46,994
Total	$ 52,458
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 423,611,290	$ 415,804,471	$ 7,806,819	$ -
Money Market Funds	23,424,941	23,424,941	-	-
Total Investments in Securities:	$ 447,036,231	$ 439,229,412	$ 7,806,819	$ -
Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $371,966,471. Net unrealized appreciation aggregated $75,069,760, of which $82,390,040 related to appreciated investment securities and $7,320,280 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Industrials Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2010

1.800323.106

AFCY-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
AEROSPACE & DEFENSE - 18.1%
Aerospace & Defense - 18.1%
BE Aerospace, Inc. (a)	61,967	$ 1,841,040
DigitalGlobe, Inc.	50,901	1,351,931
Goodrich Corp.	53,100	3,938,958
Honeywell International, Inc.	244,300	11,596,921
Moog, Inc. Class A (a)	32,772	1,218,135
Precision Castparts Corp.	52,800	6,776,352
Raytheon Co.	117,600	6,856,080
Spirit AeroSystems Holdings, Inc. Class A (a)	101,400	2,249,052
The Boeing Co.	91,800	6,649,074
TransDigm Group, Inc.	34,266	1,893,882
Triumph Group, Inc.	15,558	1,206,678
United Technologies Corp.	275,300	20,633,735
		66,211,838
AUTO COMPONENTS - 1.2%
Auto Parts & Equipment - 1.2%
ArvinMeritor, Inc. (a)	153,293	2,348,449
BorgWarner, Inc. (a)	22,800	988,152
Stoneridge, Inc. (a)	85,914	927,012
		4,263,613
BUILDING PRODUCTS - 4.1%
Building Products - 4.1%
AAON, Inc.	29,942	722,800
Armstrong World Industries, Inc. (a)	44,089	1,920,076
Lennox International, Inc.	60,896	2,756,153
Masco Corp.	336,300	5,458,149
Owens Corning (a)	114,961	3,998,344
		14,855,522
COMMERCIAL SERVICES & SUPPLIES - 3.4%
Diversified Support Services - 0.5%
Cintas Corp.	65,418	1,782,641
Schawk, Inc. Class A	11,800	223,610
		2,006,251
Office Services & Supplies - 2.3%
Avery Dennison Corp.	89,800	3,504,894
Interface, Inc. Class A	101,200	1,323,696
Pitney Bowes, Inc.	48,700	1,236,980
Steelcase, Inc. Class A	68,500	562,385
United Stationers, Inc. (a)	29,000	1,775,380
		8,403,335
Security & Alarm Services - 0.6%
The Brink's Co.	80,500	2,143,715
TOTAL COMMERCIAL SERVICES & SUPPLIES		12,553,301
CONSTRUCTION & ENGINEERING - 6.2%
Construction & Engineering - 6.2%
EMCOR Group, Inc. (a)	13,900	396,984

	Shares	Value
Fluor Corp.	120,600	$ 6,372,504
Foster Wheeler AG (a)	70,200	2,104,596
Granite Construction, Inc.	88,015	2,958,184
Jacobs Engineering Group, Inc. (a)	82,404	3,973,521
KBR, Inc.	182,434	4,028,143
MasTec, Inc. (a)	143,748	1,798,287
MYR Group, Inc. (a)	63,900	1,145,727
		22,777,946
ELECTRICAL EQUIPMENT - 5.6%
Electrical Components & Equipment - 5.6%
Acuity Brands, Inc. (d)	32,467	1,467,833
AMETEK, Inc.	76,800	3,321,600
Cooper Industries PLC Class A	65,323	3,207,359
Fushi Copperweld, Inc. (a)	221,933	2,454,579
General Cable Corp. (a)(d)	91,100	2,602,727
Prysmian SpA	83,200	1,498,280
Regal-Beloit Corp.	62,014	3,923,626
Zumtobel AG (a)	85,183	1,837,058
		20,313,062
ELECTRONIC EQUIPMENT & COMPONENTS - 1.4%
Electronic Equipment & Instruments - 0.7%
Agilent Technologies, Inc. (a)	44,900	1,628,074
Keyence Corp.	3,200	766,188
		2,394,262
Technology Distributors - 0.7%
Anixter International, Inc. (a)	49,558	2,596,839
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		4,991,101
HOUSEHOLD DURABLES - 1.8%
Household Appliances - 1.8%
Stanley Black & Decker, Inc.	102,857	6,392,563
Techtronic Industries Co. Ltd.	170,500	177,170
		6,569,733
INDUSTRIAL CONGLOMERATES - 15.9%
Industrial Conglomerates - 15.9%
3M Co.	165,000	14,630,550
Carlisle Companies, Inc.	37,057	1,398,161
General Electric Co.	1,947,529	36,730,396
Textron, Inc. (d)	130,500	2,980,620
Tyco International Ltd.	63,642	2,468,673
		58,208,400
IT SERVICES - 0.3%
Data Processing & Outsourced Services - 0.3%
Hewitt Associates, Inc. Class A (a)	25,786	1,056,968
MACHINERY - 24.5%
Construction & Farm Machinery & Heavy Trucks - 11.4%
Bucyrus International, Inc. Class A	32,301	2,035,286
Caterpillar, Inc.	187,560	12,770,960
Cummins, Inc.	109,971	7,943,205
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Construction & Farm Machinery & Heavy Trucks - continued
Deere & Co.	112,120	$ 6,707,018
Joy Global, Inc.	21,300	1,210,053
Navistar International Corp. (a)	73,885	3,571,601
PACCAR, Inc.	154,500	7,187,340
		41,425,463
Industrial Machinery - 13.1%
Actuant Corp. Class A	44,200	1,013,506
Altra Holdings, Inc. (a)	113,376	1,718,780
Barnes Group, Inc.	108,925	2,265,640
Danaher Corp.	116,977	9,858,822
Ingersoll-Rand Co. Ltd.	344,500	12,739,610
Kennametal, Inc.	47,129	1,548,659
NSK Ltd.	236,000	1,800,319
SmartHeat, Inc. (a)(d)	293,316	2,460,921
SPX Corp.	76,700	5,359,796
The Weir Group PLC	57,200	858,581
Timken Co.	104,362	3,671,455
TriMas Corp. (a)	199,339	2,027,278
Weg SA	254,400	2,598,234
		47,921,601
TOTAL MACHINERY		89,347,064
MARINE - 0.3%
Marine - 0.3%
Ultrapetrol (Bahamas) Ltd. (a)	175,033	1,071,202
PROFESSIONAL SERVICES - 2.0%
Human Resource & Employment Services - 0.5%
Manpower, Inc.	32,400	1,817,640
Research & Consulting Services - 1.5%
Begbies Traynor Group PLC	285,600	336,069
CRA International, Inc. (a)	51,123	1,187,587
Equifax, Inc.	87,707	2,946,955
ICF International, Inc. (a)	39,881	923,644
		5,394,255
TOTAL PROFESSIONAL SERVICES		7,211,895
ROAD & RAIL - 10.2%
Railroads - 8.2%
America Latina Logistica SA unit	175,200	1,567,571
CSX Corp.	123,800	6,938,990
Norfolk Southern Corp.	116,610	6,918,471
Union Pacific Corp.	191,292	14,473,153
		29,898,185

	Shares	Value
Trucking - 2.0%
Avis Budget Group, Inc. (a)	188,151	$ 2,844,843
Con-way, Inc.	23,400	908,856
Hertz Global Holdings, Inc. (a)(d)	156,200	2,258,652
Saia, Inc. (a)	92,316	1,529,676
		7,542,027
TOTAL ROAD & RAIL		37,440,212
TRADING COMPANIES & DISTRIBUTORS - 3.2%
Trading Companies & Distributors - 3.2%
Interline Brands, Inc. (a)	134,273	2,794,221
Mills Estruturas e Servicos de Engenharia SA (a)	258,000	1,711,637
Rush Enterprises, Inc. Class A (a)	453,671	7,358,544
		11,864,402
TOTAL COMMON STOCKS (Cost $304,439,540)		358,736,259
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 0.21% (b)	2,818,699	2,818,699
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	7,844,625	7,844,625
TOTAL MONEY MARKET FUNDS (Cost $10,663,324)		10,663,324
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $315,102,864)	369,399,583
NET OTHER ASSETS - (1.1)%	(4,165,123)
NET ASSETS - 100%	$ 365,234,460
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,499
Fidelity Securities Lending Cash Central Fund	97,723
Total	$ 105,222
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 358,736,259	$ 352,228,782	$ 6,507,477	$ -
Money Market Funds	10,663,324	10,663,324	-	-
Total Investments in Securities:	$ 369,399,583	$ 362,892,106	$ 6,507,477	$ -
Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $319,340,647. Net unrealized appreciation aggregated $50,058,936, of which $58,712,096 related to appreciated investment securities and $8,653,160 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Real Estate Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2010

1.800329.106

ARE-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Security & Alarm Services - 0.1%
Corrections Corp. of America (a)	11,600	$ 240,352
HEALTH CARE PROVIDERS & SERVICES - 2.2%
Health Care Facilities - 2.2%
Brookdale Senior Living, Inc. (a)	66,500	1,429,750
Emeritus Corp. (a)(d)	231,488	5,185,331
Sunrise Senior Living, Inc. (a)(d)	185,992	1,034,116
TOTAL HEALTH CARE FACILITIES		7,649,197
HOUSEHOLD DURABLES - 0.4%
Homebuilding - 0.4%
M/I Homes, Inc. (a)	14,900	232,440
Pulte Group, Inc. (a)	99,377	1,300,845
TOTAL HOMEBUILDING		1,533,285
REAL ESTATE INVESTMENT TRUSTS - 89.4%
REITs - Apartments - 15.0%
Apartment Investment & Management Co. Class A	423,047	9,480,483
Associated Estates Realty Corp.	79,600	1,116,788
AvalonBay Communities, Inc.	42,731	4,445,733
Camden Property Trust (SBI)	31,700	1,535,231
Education Realty Trust, Inc.	770,111	5,444,685
Equity Residential (SBI)	274,402	12,422,179
Essex Property Trust, Inc. (d)	90,900	9,619,038
Mid-America Apartment Communities, Inc.	128,100	7,080,087
Post Properties, Inc.	49,500	1,275,120
TOTAL REITS - APARTMENTS		52,419,344
REITs - Health Care Facilities - 11.7%
HCP, Inc.	418,633	13,446,492
Healthcare Realty Trust, Inc.	166,369	4,016,148
National Health Investors, Inc.	61,896	2,514,216
Omega Healthcare Investors, Inc.	139,824	2,799,276
Ventas, Inc.	381,200	18,004,076
TOTAL REITS - HEALTH CARE FACILITIES		40,780,208
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Hotels - 6.7%
DiamondRock Hospitality Co.	800,263	$ 8,794,890
Host Hotels & Resorts, Inc.	305,649	4,969,853
Sunstone Hotel Investors, Inc. (a)	747,066	9,510,150
TOTAL REITS - HOTELS		23,274,893
REITs - Industrial Buildings - 12.0%
DCT Industrial Trust, Inc.	164,000	862,640
Extra Space Storage, Inc.	122,000	1,832,440
ProLogis Trust	1,226,251	16,149,726
Public Storage	237,180	22,985,114
TOTAL REITS - INDUSTRIAL BUILDINGS		41,829,920
REITs - Malls - 15.1%
CBL & Associates Properties, Inc.	475,526	6,942,680
Simon Property Group, Inc.	406,712	36,205,502
The Macerich Co. (d)	217,093	9,706,228
TOTAL REITS - MALLS		52,854,410
REITs - Management/Investment - 3.6%
Digital Realty Trust, Inc. (d)	211,300	12,403,310
REITs - Mobile Home Parks - 0.3%
Sun Communities, Inc.	38,400	1,110,528
REITs - Office Buildings - 14.2%
Alexandria Real Estate Equities, Inc.	120,300	8,518,443
Boston Properties, Inc.	113,000	8,911,180
Brandywine Realty Trust (SBI)	224,900	2,865,226
Corporate Office Properties Trust (SBI)	177,700	7,187,965
Highwoods Properties, Inc. (SBI)	231,256	7,393,254
SL Green Realty Corp.	236,000	14,672,120
TOTAL REITS - OFFICE BUILDINGS		49,548,188
REITs - Shopping Centers - 10.8%
Acadia Realty Trust (SBI)	318,100	6,069,348
Cedar Shopping Centers, Inc.	167,900	1,336,484
Developers Diversified Realty Corp.	32,438	398,663
Equity One, Inc.	28,600	555,126
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Shopping Centers - continued
Kimco Realty Corp.	457,616	$ 7,134,233
Kite Realty Group Trust	215,146	1,166,091
Vornado Realty Trust	253,007	21,093,194
TOTAL REITS - SHOPPING CENTERS		37,753,139
TOTAL REAL ESTATE INVESTMENT TRUSTS		311,973,940
REAL ESTATE MANAGEMENT & DEVELOPMENT - 5.1%
Real Estate Operating Companies - 2.7%
Brookfield Properties Corp.	315,130	5,070,238
Forest City Enterprises, Inc. Class A (a)(d)	280,200	4,329,090
TOTAL REAL ESTATE OPERATING COMPANIES		9,399,328
Real Estate Services - 2.4%
CB Richard Ellis Group, Inc. Class A (a)	480,123	8,315,730
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		17,715,058
TOTAL COMMON STOCKS (Cost $287,718,490)		339,111,832
Convertible Preferred Stocks - 0.3%

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
Real Estate Services - 0.3%
Grubb & Ellis Co.:
12.00% (e)	5,900	696,200
12.00% (a)(e)	2,200	259,600
TOTAL REAL ESTATE SERVICES		955,800
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $810,000)		955,800
Money Market Funds - 8.5%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (b)	9,224,695	$ 9,224,695
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	20,573,175	20,573,175
TOTAL MONEY MARKET FUNDS (Cost $29,797,870)		29,797,870
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $318,326,360)		369,865,502
NET OTHER ASSETS - (6.0)%		(20,928,424)
NET ASSETS - 100%		348,937,078
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $955,800 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,686
Fidelity Securities Lending Cash Central Fund	46,720
Total	$ 57,406
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 339,111,832	$ 339,111,832	$ -	$ -
Convertible Preferred Stocks	955,800	-	955,800	-
Money Market Funds	29,797,870	29,797,870	-	-
Total Investments in Securities:	$ 369,865,502	$ 368,909,702	$ 955,800	$ -
Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $330,989,902. Net unrealized appreciation aggregated $38,875,600, of which $65,279,115 related to appreciated investment securities and $26,403,515 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Technology Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2010

1.800330.106

AFTF-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CHEMICALS - 0.4%
Commodity Chemicals - 0.2%
STR Holdings, Inc.	63,400	$ 1,462,004
Diversified Chemicals - 0.1%
DC Chemical Co. Ltd.	4,143	785,509
Specialty Chemicals - 0.1%
Shin-Etsu Chemical Co., Ltd.	11,000	634,135
Wacker Chemie AG	500	73,269
		707,404
TOTAL CHEMICALS		2,954,917
COMMUNICATIONS EQUIPMENT - 10.5%
Communications Equipment - 10.5%
Acme Packet, Inc. (a)	42,600	1,113,564
Adtran, Inc.	56,500	1,512,505
Aruba Networks, Inc. (a)	9,800	123,088
Brocade Communications Systems, Inc. (a)	200	1,298
Cisco Systems, Inc. (a)	1,222,613	32,912,742
Emulex Corp. (a)	50,100	588,675
F5 Networks, Inc. (a)	55,308	3,784,726
Infinera Corp. (a)	70,900	648,735
Juniper Networks, Inc. (a)	209,100	5,940,531
Motorola, Inc. (a)	10,000	70,700
Netronix, Inc. (a)	115,000	311,457
OZ Optics Ltd. unit (a)(f)	68,000	301,240
Palm, Inc. (a)	44,800	259,840
Polycom, Inc. (a)	122,400	3,984,120
QUALCOMM, Inc.	185,666	7,192,701
Research In Motion Ltd. (a)	67,500	4,805,325
Riverbed Technology, Inc. (a)	98,800	3,061,812
Sandvine Corp. (a)	887,400	1,964,820
Sandvine Corp. (U.K.) (a)	1,078,100	2,407,242
Sonus Networks, Inc. (a)	29,060	75,265
Tekelec (a)	37,388	677,844
		71,738,230
COMPUTERS & PERIPHERALS - 19.1%
Computer Hardware - 16.4%
3PAR, Inc. (a)	71,337	665,574
Apple, Inc. (a)	311,391	81,310,414
Hewlett-Packard Co.	459,383	23,874,135
HTC Corp.	227,000	3,042,988
International Business Machines Corp.	12,963	1,672,227
Stratasys, Inc. (a)	54,275	1,293,916
Toshiba Corp. (a)	58,000	334,361
		112,193,615
Computer Storage & Peripherals - 2.7%
Chicony Electronics Co. Ltd.	189,284	499,733
EMC Corp. (a)	355,845	6,764,613
Isilon Systems, Inc. (a)	69,000	895,620

	Shares	Value
NetApp, Inc. (a)	26,300	$ 911,821
Netezza Corp. (a)	6,100	83,509
Qisda Corp. (a)	828,000	489,656
SanDisk Corp. (a)	157,751	6,292,687
Seagate Technology (a)	17,700	325,149
Synaptics, Inc. (a)(d)	59,675	1,827,249
Western Digital Corp. (a)	8,350	343,102
		18,433,139
TOTAL COMPUTERS & PERIPHERALS		130,626,754
DIVERSIFIED CONSUMER SERVICES - 0.2%
Education Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)(d)	809	75,698
Promethean World PLC (a)	194,200	631,130
		706,828
Specialized Consumer Services - 0.1%
Coinstar, Inc. (a)	14,100	625,476
TOTAL DIVERSIFIED CONSUMER SERVICES		1,332,304
DIVERSIFIED FINANCIAL SERVICES - 0.1%
Other Diversified Financial Services - 0.1%
Amadeus IT Holding SA Class A (a)	53,400	849,023
ELECTRICAL EQUIPMENT - 1.3%
Electrical Components & Equipment - 1.3%
A123 Systems, Inc. (d)	2,200	27,412
Acuity Brands, Inc.	37,666	1,702,880
Canadian Solar, Inc. (a)(d)	19,700	341,204
centrotherm photovoltaics AG (a)	19,273	800,541
Energy Conversion Devices, Inc. (a)(d)	8,000	56,960
First Solar, Inc. (a)	514	73,785
GT Solar International, Inc. (a)	300,900	1,754,247
JA Solar Holdings Co. Ltd. ADR (a)	14,500	88,595
Roth & Rau AG (a)	16,416	539,406
SMA Solar Technology AG	5,400	659,591
SunPower Corp.:
Class A (a)	8,600	142,330
Class B (a)	4,216	63,409
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	3,200	43,520
Trina Solar Ltd. ADR (a)(d)	105,300	2,724,111
Yingli Green Energy Holding Co. Ltd. ADR (a)	200	2,526
		9,020,517
ELECTRONIC EQUIPMENT & COMPONENTS - 6.7%
Electronic Components - 1.7%
Amphenol Corp. Class A	1,400	64,694
AU Optronics Corp. sponsored ADR	38,200	442,738
BYD Co. Ltd. (H Shares) (a)(d)	255,500	2,268,571
Cando Corp. (a)	1,071,392	939,829
Corning, Inc.	309,592	5,959,646
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Components - continued
DTS, Inc. (a)	20,300	$ 674,772
LG Display Co. Ltd. sponsored ADR	19,479	411,007
Prime View International Co. Ltd. (a)	308,000	595,459
Prime View International Co. Ltd. sponsored GDR (a)(e)	4,700	91,966
Vishay Intertechnology, Inc. (a)	31,757	330,590
		11,779,272
Electronic Equipment & Instruments - 1.7%
Agilent Technologies, Inc. (a)	136,800	4,960,368
China Security & Surveillance Technology, Inc. warrants 8/25/10 (a)(f)	42,000	7,151
Chroma ATE, Inc.	1,111,641	2,380,051
Coretronic Corp.	219,300	332,628
Itron, Inc. (a)	900	71,649
National Instruments Corp.	95,790	3,312,418
Wasion Group Holdings Ltd.	928,000	609,825
		11,674,090
Electronic Manufacturing Services - 2.1%
Benchmark Electronics, Inc. (a)	31,800	688,152
Flextronics International Ltd. (a)	295,400	2,289,350
Ju Teng International Holdings Ltd.	450,000	416,509
Multi-Fineline Electronix, Inc. (a)	2,289	59,331
Trimble Navigation Ltd. (a)	331,515	10,843,856
		14,297,198
Technology Distributors - 1.2%
Digital China Holdings Ltd. (H Shares)	2,445,000	3,599,067
Inspur International Ltd.	1,899,000	194,995
Supreme Electronics Co. Ltd. (a)	798,000	726,603
Synnex Technology International Corp.	612,500	1,460,173
WPG Holding Co. Ltd.	948,000	1,946,687
		7,927,525
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		45,678,085
HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
Health Care Equipment - 0.1%
China Medical Technologies, Inc. sponsored ADR (d)	1,900	26,372
Golden Meditech Holdings Ltd. (a)	2,168,000	512,714
Mindray Medical International Ltd. sponsored ADR	200	7,640
Mingyuan Medicare Development Co. Ltd.	270,000	33,309
		580,035
Health Care Supplies - 0.3%
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	410,000	1,900,881
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		2,480,916

	Shares	Value
HEALTH CARE TECHNOLOGY - 0.3%
Health Care Technology - 0.3%
athenahealth, Inc. (a)	600	$ 17,412
Cerner Corp. (a)	22,200	1,885,002
		1,902,414
HOTELS, RESTAURANTS & LEISURE - 0.3%
Hotels, Resorts & Cruise Lines - 0.3%
Ctrip.com International Ltd. sponsored ADR (a)	52,900	1,931,908
HOUSEHOLD DURABLES - 0.3%
Consumer Electronics - 0.3%
Sharp Corp.	130,000	1,683,852
Sony Corp. sponsored ADR (d)	1,979	67,721
TomTom Group BV (a)	160	1,282
		1,752,855
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.0%
Independent Power Producers & Energy Traders - 0.0%
GCL-Poly Energy Holdings Ltd.	578,000	128,204
INTERNET & CATALOG RETAIL - 1.3%
Internet Retail - 1.3%
Amazon.com, Inc. (a)	36,500	5,002,690
Priceline.com, Inc. (a)	13,612	3,567,025
		8,569,715
INTERNET SOFTWARE & SERVICES - 7.1%
Internet Software & Services - 7.1%
Akamai Technologies, Inc. (a)	168,385	6,538,390
Alibaba.com Ltd. (d)	700,500	1,334,418
Art Technology Group, Inc. (a)	73,824	315,967
Baidu.com, Inc. sponsored ADR (a)	6,907	4,760,995
DealerTrack Holdings, Inc. (a)	12,300	187,575
eBay, Inc. (a)	235,308	5,602,683
Google, Inc. Class A (a)	29,100	15,290,304
GREE, Inc.	16,000	887,469
LogMeIn, Inc.	4,100	95,899
Mercadolibre, Inc. (a)(d)	40,634	2,048,766
NHN Corp. (a)	2,070	345,068
Open Text Corp. (a)	50,100	2,121,436
OpenTable, Inc.	400	15,544
Rackspace Hosting, Inc. (a)	76,200	1,367,790
Tencent Holdings Ltd.	198,900	4,113,252
VistaPrint Ltd. (a)	66,800	3,445,544
Vocus, Inc. (a)	10,300	175,615
		48,646,715
IT SERVICES - 2.3%
Data Processing & Outsourced Services - 0.8%
Visa, Inc. Class A	57,900	5,224,317
IT Consulting & Other Services - 1.5%
Accenture PLC Class A	78,437	3,422,991
Atos Origin SA (a)	22,032	1,116,536
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
IT Consulting & Other Services - continued
China Information Security Technology, Inc. (a)	17	$ 103
Cognizant Technology Solutions Corp. Class A (a)	69,800	3,572,364
RightNow Technologies, Inc. (a)	130,537	2,140,807
		10,252,801
TOTAL IT SERVICES		15,477,118
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
Life Technologies Corp. (a)	6,000	328,260
MACHINERY - 0.2%
Industrial Machinery - 0.2%
Meyer Burger Technology AG (a)(d)	24,700	605,327
Shin Zu Shing Co. Ltd.	156,732	611,128
		1,216,455
MEDIA - 0.3%
Advertising - 0.2%
AirMedia Group, Inc. ADR (a)	128,600	824,326
Focus Media Holding Ltd. ADR (a)(d)	19,100	320,498
VisionChina Media, Inc. ADR (a)	125,000	536,250
		1,681,074
Cable & Satellite - 0.1%
Virgin Media, Inc.	40,700	715,913
TOTAL MEDIA		2,396,987
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Globe Specialty Metals, Inc.	22,200	277,500
Timminco Ltd. (a)	5,600	4,464
		281,964
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
Real Estate Services - 0.2%
China Real Estate Information Corp. ADR (d)	174,917	1,444,814
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 15.1%
Semiconductor Equipment - 3.7%
Aixtron AG	29,736	938,078
Amkor Technology, Inc. (a)	99,963	753,721
ASM International NV (NASDAQ) (a)	12,900	335,529
ASML Holding NV (NY Shares)	255,800	8,354,428
Cymer, Inc. (a)	44,300	1,512,845
Lam Research Corp. (a)	78,200	3,171,010
LTX-Credence Corp. (a)	416,802	1,412,959
MEMC Electronic Materials, Inc. (a)	80,900	1,049,273
Photronics, Inc. (a)	82,700	450,715
Sumco Corp.	35,000	774,325

	Shares	Value
Tessera Technologies, Inc. (a)	129,100	$ 2,618,148
Varian Semiconductor Equipment Associates, Inc. (a)	107,800	3,550,932
Veeco Instruments, Inc. (a)	4,598	202,266
		25,124,229
Semiconductors - 11.4%
Advanced Micro Devices, Inc. (a)	235,000	2,129,100
Altera Corp.	2,700	68,472
Applied Micro Circuits Corp. (a)	8,650	97,572
Atmel Corp. (a)	163,985	892,078
Avago Technologies Ltd.	230,500	4,729,860
Broadcom Corp. Class A	157,990	5,449,075
Cavium Networks, Inc. (a)	213,018	5,881,427
Cree, Inc. (a)	81,460	5,963,687
CSR PLC (a)	8,708	56,947
Cypress Semiconductor Corp. (a)	230,800	2,975,012
Epistar Corp.	108,000	345,712
Fairchild Semiconductor International, Inc. (a)	73,300	822,426
Global Unichip Corp.	142,291	655,773
Hittite Microwave Corp. (a)	22,479	1,152,723
Hynix Semiconductor, Inc. (a)	14,660	371,002
Infineon Technologies AG (a)	68,596	480,172
Inotera Memories, Inc. (a)	473,337	334,236
Intel Corp.	742,700	16,955,841
International Rectifier Corp. (a)	101,100	2,327,322
Intersil Corp. Class A	42,600	633,888
Marvell Technology Group Ltd. (a)	191,833	3,961,351
MediaTek, Inc.	4,038	68,400
Micron Technology, Inc. (a)	469,785	4,392,490
Microsemi Corp. (a)	4,100	67,896
Monolithic Power Systems, Inc. (a)	45,200	1,114,180
Netlogic Microsystems, Inc. (a)(d)	41,000	1,277,970
NVIDIA Corp. (a)	429,400	6,750,168
Power Integrations, Inc.	35,586	1,369,349
Radiant Opto-Electronics Corp.	245,750	371,010
Rambus, Inc. (a)	35,400	854,202
Silicon Laboratories, Inc. (a)	1,400	67,690
Skyworks Solutions, Inc. (a)	46,500	783,060
Spreadtrum Communications, Inc. ADR (a)	110,400	739,680
Standard Microsystems Corp. (a)	83,000	2,131,440
Volterra Semiconductor Corp. (a)	15,500	371,380
Xilinx, Inc.	35,700	920,346
YoungTek Electronics Corp.	83,000	203,520
		77,766,457
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		102,890,686
SOFTWARE - 30.2%
Application Software - 10.8%
Adobe Systems, Inc. (a)	10,134	340,401
ANSYS, Inc. (a)	15,300	688,500
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
AsiaInfo Holdings, Inc. (a)	32,000	$ 909,120
Autodesk, Inc. (a)	257,990	8,774,240
Autonomy Corp. PLC (a)	75,875	2,081,074
Citrix Systems, Inc. (a)	134,000	6,298,000
Concur Technologies, Inc. (a)	99,434	4,167,279
Cyberlink Corp.	141,000	650,251
Dassault Systemes SA sponsored ADR	11,000	720,500
Epicor Software Corp. (a)	104,061	955,280
Informatica Corp. (a)	192,600	4,816,926
JDA Software Group, Inc. (a)	51,690	1,493,841
Kenexa Corp. (a)	23,969	359,775
Kingdee International Software Group Co. Ltd.	11,366,000	4,370,056
Longtop Financial Technologies Ltd. ADR (a)	46,800	1,610,388
Manhattan Associates, Inc. (a)	14,412	413,048
Mentor Graphics Corp. (a)	73,800	663,462
MicroStrategy, Inc. Class A (a)	3,859	295,599
Nuance Communications, Inc. (a)	278,869	5,094,937
Parametric Technology Corp. (a)	258,800	4,811,092
Pegasystems, Inc.	17,903	566,988
Salesforce.com, Inc. (a)	133,100	11,393,360
Smith Micro Software, Inc. (a)	84,400	800,956
SolarWinds, Inc.	2,700	50,112
SuccessFactors, Inc. (a)	212,200	4,441,346
Synchronoss Technologies, Inc. (a)	69,848	1,426,995
Synopsys, Inc. (a)	100	2,271
Taleo Corp. Class A (a)	133,288	3,462,822
TIBCO Software, Inc. (a)	92,594	1,055,572
Ulticom, Inc.	79,731	761,431
		73,475,622
Home Entertainment Software - 1.5%
Activision Blizzard, Inc.	57,800	640,424
Changyou.com Ltd. (A Shares) ADR (d)	22,300	731,440
Giant Interactive Group, Inc. ADR	42,767	323,319
NCsoft Corp.	41,814	6,215,870
Neowiz Games Corp.	10,197	366,423
Nintendo Co. Ltd. ADR	34,100	1,428,790
Perfect World Co. Ltd. sponsored ADR Class B (a)	20,100	672,747
		10,379,013
Systems Software - 17.9%
Ariba, Inc. (a)	139,707	1,993,619
BMC Software, Inc. (a)	315,200	12,406,272
Check Point Software Technologies Ltd. (a)	1,700	60,554
CommVault Systems, Inc. (a)	3,164	66,286
Fortinet, Inc.	17,800	316,484
Insyde Software Corp.	209,539	790,957

	Shares	Value
Microsoft Corp.	2,166,275	$ 66,158,039
Oracle Corp.	1,061,830	27,437,687
Red Hat, Inc. (a)	222,600	6,649,062
Rovi Corp. (a)	44,471	1,733,480
Symantec Corp. (a)	14,300	239,811
VMware, Inc. Class A (a)	77,926	4,803,359
		122,655,610
TOTAL SOFTWARE		206,510,245
WIRELESS TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
American Tower Corp. Class A (a)	22,000	897,820
Crown Castle International Corp. (a)	25,100	950,035
SBA Communications Corp. Class A (a)	27,047	956,652
Sprint Nextel Corp. (a)	487,198	2,070,592
Syniverse Holdings, Inc. (a)	90,657	1,820,393
		6,695,492
TOTAL COMMON STOCKS (Cost $543,626,190)		664,854,578
Convertible Bonds - 0.1%
Principal Amount
COMMUNICATIONS EQUIPMENT - 0.1%
Communications Equipment - 0.1%
Ciena Corp. 0.25% 5/1/13 (Cost $1,270,000)	$ 1,270,000	1,092,454
Money Market Funds - 4.2%
	Shares
Fidelity Cash Central Fund, 0.21% (b)	18,774,568	18,774,568
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	9,940,495	9,940,495
TOTAL MONEY MARKET FUNDS (Cost $28,715,063)		28,715,063
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $573,611,253)	694,662,095
NET OTHER ASSETS - (1.6)%	(11,188,398)
NET ASSETS - 100%	$ 683,473,697
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $91,966 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $308,391 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
China Security & Surveillance Technology, Inc. warrants 8/25/10	8/25/09	$ 4
OZ Optics Ltd. unit	8/18/00	$ 1,003,680
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,113
Fidelity Securities Lending Cash Central Fund	113,229
Total	$ 117,342
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 664,854,578	$ 605,557,972	$ 58,995,366	$ 301,240
Convertible Bonds	1,092,454	-	1,092,454	-
Money Market Funds	28,715,063	28,715,063	-	-
Total Investments in Securities:	$ 694,662,095	$ 634,273,035	$ 60,087,820	$ 301,240
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 320,960
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(19,720)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 301,240
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ (19,720)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $578,108,006. Net unrealized appreciation aggregated $116,554,089, of which $139,443,240 related to appreciated investment securities and $22,889,151 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Utilities Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2010

1.800331.106

AFUG-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
ELECTRIC UTILITIES - 47.2%
Electric Utilities - 47.2%
American Electric Power Co., Inc.	356,000	$ 12,210,800
Entergy Corp.	141,200	11,478,148
FPL Group, Inc.	252,786	13,157,510
ITC Holdings Corp.	112,901	6,303,263
NV Energy, Inc.	532,800	6,654,672
Pinnacle West Capital Corp.	140,800	5,257,472
Southern Co.	278,100	9,611,136
Westar Energy, Inc.	14,700	348,243
		65,021,244
GAS UTILITIES - 7.9%
Gas Utilities - 7.9%
Questar Corp.	85,500	4,099,725
UGI Corp.	245,037	6,736,067
		10,835,792
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 5.6%
Independent Power Producers & Energy Traders - 5.6%
AES Corp.	369,400	4,262,876
Calpine Corp. (a)	224,887	3,065,210
Ormat Technologies, Inc.	11,300	360,018
		7,688,104
MULTI-UTILITIES - 32.5%
Multi-Utilities - 32.5%
CenterPoint Energy, Inc.	271,900	3,904,484
CMS Energy Corp. (d)	405,900	6,599,934
NiSource, Inc.	21,100	343,930
PG&E Corp.	281,504	12,329,875
Sempra Energy	97,800	4,809,804
TECO Energy, Inc.	398,800	6,751,684
Wisconsin Energy Corp.	191,492	10,055,245
		44,794,956
OIL, GAS & CONSUMABLE FUELS - 2.7%
Oil & Gas Exploration & Production - 0.4%
Canacol Energy Ltd. (a)	760,700	568,916

	Shares	Value
Oil & Gas Storage & Transport - 2.3%
Southern Union Co.	117,300	$ 3,065,049
TOTAL OIL, GAS & CONSUMABLE FUELS		3,633,965
WATER UTILITIES - 2.3%
Water Utilities - 2.3%
American Water Works Co., Inc.	147,800	3,219,084
TOTAL COMMON STOCKS (Cost $127,216,878)		135,193,145
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 0.21% (b)	98,569	98,569
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	6,798,825	6,798,825
TOTAL MONEY MARKET FUNDS (Cost $6,897,394)		6,897,394
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $134,114,272)	142,090,539
NET OTHER ASSETS - (3.2)%	(4,382,037)
NET ASSETS - 100%	$ 137,708,502
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,948
Fidelity Securities Lending Cash Central Fund	5,112
Total	$ 7,060
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $137,011,597. Net unrealized appreciation aggregated $5,078,942, of which $10,155,028 related to appreciated investment securities and $5,076,086 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 29, 2010